Investment in subsidiaries	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Investment in subsidiaries
7.	Investment in subsidiaries

(a)	The summarized financial information of the controlling company and the Group’s major subsidiaries as of December 31, 2024 and 2025 is as follows:

	2024				2025
Investees (*1), (*2)	Total Assets		Total Liabilities	Total Equity	Total Assets	Total Liabilities	Total Equity
Shinhan Financial Group (separate)	~~W~~	37,672,303	11,324,128	26,348,175	37,793,827	11,458,367	26,335,460
Shinhan Bank		556,691,161	519,926,426	36,764,735	596,967,318	558,513,573	38,453,745
Shinhan Card Co., Ltd.		44,137,094	35,860,198	8,276,896	43,186,732	34,686,850	8,499,882
Shinhan Securities Co., Ltd.		49,026,790	43,532,326	5,494,464	54,077,820	48,280,415	5,797,405
Shinhan Life Insurance Co., Ltd.		59,843,268	52,802,301	7,040,967	59,661,505	53,455,107	6,206,398
Shinhan Capital Co., Ltd.		12,512,659	10,259,145	2,253,514	12,482,497	10,166,788	2,315,709
Jeju Bank		7,444,771	6,854,663	590,108	8,019,927	7,372,657	647,270
Shinhan Asset Management Co., Ltd.		503,319	186,991	316,328	381,311	87,974	293,337
SHC Management Co., Ltd.		10,325	—	10,325	10,480	—	10,480
Shinhan DS		139,322	76,603	62,719	131,276	64,456	66,820
Shinhan Savings Bank		2,879,145	2,512,348	366,797	2,982,788	2,603,718	379,070
Shinhan Asset Trust Co., Ltd.		775,844	471,890	303,954	881,518	564,731	316,787
Shinhan Fund Partners Co., Ltd.		122,507	22,580	99,927	112,911	23,555	89,356
Shinhan REITs Management Co., Ltd.		82,781	12,640	70,141	83,488	7,920	75,568
Shinhan Venture Investment Co., Ltd.		176,165	90,967	85,198	192,749	103,912	88,837
Shinhan EZ General Insurance Co., Ltd.		289,867	178,573	111,294	361,063	185,342	175,721

(*1)	The summarized financial information of the consolidated subsidiaries are based on consolidated financial statements, if applicable.
(*2)	Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity funds that are not actually operating their own business are excluded.

(b) The summarized income statement information of the controlling company and the Group’s major subsidiaries for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023				2024			2025
Investees (*1), (*2)	Operating Revenue		Net Income (*3)	Comprehensive Income (*3)	Operating Revenue	Net Income (*3)	Comprehensive Income (*3)	Operating Revenue	Net Income (*3)	Comprehensive Income (*3)
Shinhan Financial Group (separate)	~~W~~	2,160,092	1,671,011	1,669,579	2,556,503	1,619,867	1,617,202	2,956,974	2,385,457	2,383,400
Shinhan Bank		37,459,678	3,067,991	3,707,829	47,357,783	3,695,913	4,414,685	39,167,414	3,775,822	3,582,428
Shinhan Card Co., Ltd.		5,378,610	621,908	583,014	6,173,106	575,261	553,274	5,892,383	480,205	539,374
Shinhan Securities Co., Ltd.		9,947,400	100,840	128,378	11,446,637	179,160	179,829	9,646,202	381,605	403,740
Shinhan Life Insurance Co., Ltd.		6,451,715	472,395	475,656	7,044,374	528,401	(1,056,025)	7,816,814	507,708	(149,342)
Shinhan Capital Co., Ltd.		1,204,941	304,024	298,609	1,201,874	116,948	115,203	1,125,840	108,273	105,601
Jeju Bank		371,210	5,101	20,189	382,121	10,416	12,709	369,561	13,930	9,330
Shinhan Asset Management Co., Ltd.		171,145	51,272	51,225	241,409	66,003	65,512	197,447	56,010	56,209
SHC Management Co., Ltd.		—	305	305	—	274	274	—	155	155
Shinhan DS		322,895	7,954	4,191	331,631	8,756	10,996	331,847	5,343	4,103
Shinhan Savings Bank		273,630	29,943	29,724	255,650	17,855	17,310	245,890	21,533	22,247
Shinhan Asset Trust Co., Ltd.		148,980	53,430	53,055	100,626	(320,601)	(320,675)	196,935	19,638	19,590
Shinhan Fund Partners Co., Ltd. (*5)		62,674	12,193	12,193	67,420	15,371	15,310	74,011	17,109	17,158
Shinhan REITs Management Co., Ltd.		21,512	9,485	9,446	26,131	7,688	7,644	18,581	5,417	5,427
Shinhan AI Co., Ltd. (*4)		8,727	(4,596)	(4,432)	—	(1,927)	(1,928)	—	—	—
Shinhan Venture Investment Co., Ltd.		28,209	4,441	4,266	45,542	3,776	3,931	46,110	3,789	3,638
Shinhan EZ General Insurance Co., Ltd.		43,747	(7,778)	(7,289)	93,894	(17,403)	(18,035)	153,298	(32,309)	(35,143)

(*1)	The summarized financial information of the consolidated subsidiaries is based on consolidated financial statements, if applicable.
(*2)	Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity funds that are not actually operating their own business are excluded.
(*3)	This amount includes non-controlling interests.
(*4)	Shinhan AI Co., Ltd. was liquidated in the year ended December 31, 2024, and the amounts for the year ended December 31, 2024 represent those incurred prior to the liquidation.
(*5)	Shinhan AITAS Co., Ltd. has changed its name to Shinhan Fund Partners Co., Ltd. on April 3, 2023.

(c)	Change in the scope of consolidation
i) Changes in consolidated subsidiaries for the year ended December 31, 2024 are as follows:

	Company	Description
Excluded	Shinhan AI Co., Ltd.	Liquidation
	PT Shinhan Asset Management Indonesia	Disposal
	SHINHAN ASSET MGT HK, LIMITED	Liquidation

(*)	Subsidiaries such as trust, beneficiary certificate, corporate restructuring fund and private equity fund which are not actually operating their own business are excluded.

ii)	There are no major subsidiaries included in or excluded from the consolidated financial statements for the year ended December 31, 2025.